15. Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	$ 5,254,302	$ 5,928,471
Current other non-financial liabilities	2,251,198	2,361,153
VAT Payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	5,077,447	5,672,279
Current other non-financial liabilities	1,876,358	1,888,727
Turnover Tax Payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	53,845	79,961
Income Tax Withholdings Payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	39,785	62,205
Concession Fees and Royalties
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	62,918	85,609
Tax on Bank Account Transactions Payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	176,855	256,192
Current other non-financial liabilities	215,982	184,592
Other
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	$ 2,310	$ 60,059